1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

July 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Asset-Based Income Fund

Investment Company Act File No. 811-23871

Amendment No. 4

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Asset-Based Income Fund (the “Fund”) is Amendment No. 4 to the Fund’s registration statement on Form N-2 under the Investment Company Act of 1940 (“Registration Statement”), which is being filed to make certain changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3392.

Sincerely,

/s/ Matthew E. Barsamian
Matthew E. Barsamian